Transactions with related parties	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Transactions with related parties	Transactions with related parties
Related parties comprise the Group’s parent companies, key management personnel and any businesses which are controlled, directly or indirectly by the founders, officers and directors or over which they exercise significant management influence. Related party transactions are entered in the normal course of business at prices and terms approved by the Group’s management.
The following transactions were carried out with related parties:

	2024	2023	2022

Sales of services
Associates (legal and administrative services) (a)	11	153	86
Entity controlled by management personnel (b)	—	6	3
	11	159	89
Purchases of goods and services
Associates (transaction services) (b)	(2,642)	(3,207)	(1,800)
	(2,642)	(3,207)	(1,800)

(a)Related to services provided to Trinks, APP, and Tablet Cloud in 2023 and 2024, as well as Banco Inter S.A. (“Banco Inter”), Zurich Brasil Companhia de Seguros (“Zurich”), and Genova Corretora de Seguros ltda. (“Genova”) in 2023.
(b)Related mainly to expenses paid to Trinks, RH Software, APP, Agilize, Tablet Cloud, and Neomode in 2023 and 2024, as well as Banco Inter in 2023 for consulting services, marketing expenses, sales commissions, and software licenses for new customer acquisition.
Services provided to related parties include legal and administrative services provided under normal trade terms and reimbursement of other expenses incurred in their respect.
As of December 31, 2024, some officers and directors had subscribed to the Group’s banking solutions. The total amount recognized in Retail deposits is R$108 (2023 – R$ 253).
13.1. Year-end balances
The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	December 31, 2024	December 31, 2023

Loans to associate	613	2,512
Receivables from related parties	613	2,512
As of December 31, 2024, there is no allowance for expected credit losses on related parties receivables. No guarantees were provided or received in relation to any accounts receivable or payable involving related parties.
13.2. Key management personnel compensation
Management includes executive officers and members of Board of Directors of the Group and compensation consists of fixed compensation, profit sharing and benefits plus any corresponding social or labor charges and or provisions for such charges. Compensation expenses are recognized in profit or loss of the Group. For the years ended December 31, 2024, 2023 and 2022, compensation expense was as follows:

	2024	2023	2022

Short-term benefits	70,790	64,904	45,169
Share-based payments (Note 20.4)	66,523	86,215	64,038
	137,313	151,119	109,207